UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Metalmark Capital LLC______________________
Address:      1177 Avenue of Americas____________________
              40th Floor_________________________________
              New York, NY 10036_______________________

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth F. Clifford
     --------------------------------------------
Title:    Chief Financial Officer
      ----------------------------------------------
Phone:    (212) 823-1900
      --------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Kenneth F. Clifford                   New York, New York               February 14, 2008
-------------------------------------  ------------------------------------  --------------------------
              [Signature]                            [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               4
                                                 -----------------------
Form 13F Information Table Entry Total:          4
                                                 -----------------------
Form 13F Information Table Value Total:          538,514
                                                 -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.           Form 13F File Number       Name
    01            28-    06238               MSCP III, LLC
    ------------         -----------------   ----------------------------------
    02            28-    11922               Morgan Stanley Capital Partners
                                             III, Inc.
    ------------         -----------------   ----------------------------------
    03            28-    11353               MSDW Capital Partners IV, LLC
    -----------          -----------------   ----------------------------------
    04            28-    11355               MSDW Capital Partners IV, Inc.
    -----------          -----------------   ----------------------------------

                                                 FORM 13F INFORMATION TABLE

     COLUMN 1  COLUMN 2    COLUMN 3     COLUMN 4             COLUMN 5          COLUMN 6      COLUMN 7         COLUMN 8

  NAME OF      TITLE OF                 VALUE      SHRS OR      SH/   PUT/    INVESTMENT     OTHER          VOTING AUTHORITY
  ISSUER       CLASS       CUSIP        (X$1000)   PRN AMT      PRN   CALL    DISCRETION    MANAGERS  SOLE      SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
AVENTINE       COMMON      05356X403    136,329    10,684,062   SH           DEFINED         03, 04           10,684,062
RENEWABLE
ENERGY
------------------------------------------------------------------------------------------------------------------------------------
ENERSYS        COMMON      29275Y102    304,721    12,208,368   SH           DEFINED         03, 04           12,208,368
HOLDINGS
INC
------------------------------------------------------------------------------------------------------------------------------------
RENEGY         COMMON      148884109     2,910      473,947     SH           DEFINED         01, 02            473,947
HOLDINGS
INC
------------------------------------------------------------------------------------------------------------------------------------
UNION
DRILLING       COMMON      90653P105     91,089    5,776,085    SH           DEFINED         01, 02           5,776,085
INC
------------------------------------------------------------------------------------------------------------------------------------
WESTERN        COMMON      95828P203     3,465      900,000     SH           DEFINED                            900,000
GOLDFIELDS
INC.
------------------------------------------------------------------------------------------------------------------------------------